Interim condensed consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 21,552	$ 35,715
Receivables	590	343
Total current assets	22,142	36,058
Non-current assets
Receivables	274	276
Property, plant and equipment	348	406
Right-of-use assets	102	71
Exploration assets	198,282	187,664
Total non-current assets	199,006	188,417
Total assets	221,148	224,475
Current liabilities
Payables	3,057	4,543
Provisions	364	428
Borrowings	1,200	1,200
Lease liabilities	91	41
Total current liabilities	4,712	6,212
Non-current liabilities
Lease liabilities	29	42
Total Non-current liabilities	29	42
Total liabilities	4,741	6,254
Net assets	216,407	218,221
Equity
Issued capital	286,857	281,671
Reserves	(5,379)	(3,098)
Accumulated losses	(65,071)	(60,352)
Total equity	$ 216,407	$ 218,221